PROPERTY, PLANT & EQUIPMENT	12 Months Ended
Sep. 30, 2013
Property Plant Equipment
NOTE 4. PROPERTY, PLANT & EQUIPMENT
	2013	2012	2011
Leasehold Improvements	$-	$-	$-
Furniture and Fixtures	6,619	-	-
Machinery and Equipment	17,372	-	18,075
COST	23,991	-	18,075
Less: Accumulated depreciation/amortization
Leasehold Improvements	-	-	-
Furniture and Fixtures	552	-	-
Machinery and Equipment	2,921	-	8,285
	3,473	-	8,285
NET	$20,518	$-	$9,790